Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Goldman, Sachs & Co.
Litton Loan Servicing LP
March 25, 2006
February 28, 2006
February 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
04/20/2006 4:14 pm
Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
Determination Date 14-Apr-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 31-Mar-06 Libor Certificates 3/27/2006 4/24/2006
Record Date - Libor Certificates 24-Apr-06 Fixed Certificates 3/1/2006 3/31/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 4.88813% $310,299,000.00 $304,770,428.80 $9,732,830.22 $1,200,082.41 $10,932,912.63 N/A N/A $295,037,598.58
A-2 4.99813% $224,955,000.00 $224,955,000.00 $0.00 $905,729.88 $905,729.88 N/A N/A $224,955,000.00
A-3 5.10813% $42,565,000.00 $42,565,000.00 $0.00 $175,149.97 $175,149.97 N/A N/A $42,565,000.00
M-1 5.17813% $23,213,000.00 $23,213,000.00 $0.00 $96,827.72 $96,827.72 $0.00 $0.00 $23,213,000.00
M-2 5.19813% $21,784,000.00 $21,784,000.00 $0.00 $91,217.94 $91,217.94 $0.00 $0.00 $21,784,000.00
M-3 5.21813% $12,857,000.00 $12,857,000.00 $0.00 $54,044.32 $54,044.32 $0.00 $0.00 $12,857,000.00
M-4 5.31813% $11,070,000.00 $11,070,000.00 $0.00 $47,424.42 $47,424.42 $0.00 $0.00 $11,070,000.00
M-5 5.33813% $10,714,000.00 $10,714,000.00 $0.00 $46,071.92 $46,071.92 $0.00 $0.00 $10,714,000.00
M-6 5.41813% $9,642,000.00 $9,642,000.00 $0.00 $42,083.52 $42,083.52 $0.00 $0.00 $9,642,000.00
B-1 5.95813% $9,285,000.00 $9,285,000.00 $0.00 $44,564.33 $44,564.33 $0.00 $0.00 $9,285,000.00
B-2 6.00000% $10,000,000.00 $10,000,000.00 $0.00 $50,000.00 $50,000.00 $0.00 $0.00 $10,000,000.00
B-3 6.00000% $6,428,000.00 $6,428,000.00 $0.00 $32,140.00 $32,140.00 $0.00 $0.00 $6,428,000.00
B-4 6.00000% $5,357,000.00 $5,357,000.00 $0.00 $26,785.00 $26,785.00 $0.00 $0.00 $5,357,000.00
B-5 6.00000% $7,142,000.00 $7,142,000.00 $0.00 $35,710.00 $35,710.00 $0.00 $0.00 $7,142,000.00
CE N/A $8,928,486.23 $8,928,486.23 $0.00 $896,752.27 $896,752.27 N/A N/A $8,928,486.23
P N/A $0.00 $0.00 $0.00 $117,382.35 $117,382.35 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R-X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $714,239,486.23 $708,710,915.03 $9,732,830.22 $3,861,966.05 $13,594,796.27 $0.00 $0.00 $698,978,084.81
(1) Reflects the application of Net Funds Cap
(2) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 362334EA8 $982.18308406 $31.36597353 $3.86750331 $0.00000000 $950.81711053 LIBOR 4.81813%
A-2 362334EB6 $1,000.00000000 $0.00000000 $4.02627139 $0.00000000 $1,000.00000000 SWAP LIBOR 4.81813%
A-3 362334EC4 $1,000.00000000 $0.00000000 $4.11488242 $0.00000000 $1,000.00000000
M-1 362334ED2 $1,000.00000000 $0.00000000 $4.17127127 $0.00000000 $1,000.00000000
M-2 362334EE0 $1,000.00000000 $0.00000000 $4.18738248 $0.00000000 $1,000.00000000
M-3 362334EF7 $1,000.00000000 $0.00000000 $4.20349382 $0.00000000 $1,000.00000000
M-4 362334EG5 $1,000.00000000 $0.00000000 $4.28404878 $0.00000000 $1,000.00000000
M-5 362334EH3 $1,000.00000000 $0.00000000 $4.30016054 $0.00000000 $1,000.00000000
M-6 362334EJ9 $1,000.00000000 $0.00000000 $4.36460485 $0.00000000 $1,000.00000000
B-1 362334EK6 $1,000.00000000 $0.00000000 $4.79960474 $0.00000000 $1,000.00000000
B-2 362334EQ3 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-3 362334ER1 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-4 362334ES9 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-5 362334ET7 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
CE 362334EN0 $1,000.00000000 $0.00000000 $100.43721264 $0.00000000 $1,000.00000000
P 362334EP5 N/A N/A N/A N/A N/A
R 362334EM2 N/A N/A N/A N/A N/A
R-X 362334EL4 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 4.88813% $0.00 $1,200,082.41 $0.00 $0.00 $0.00 $0.00 $1,200,082.41 $0.00
A-2 4.99813% $0.00 $905,729.88 $0.00 $0.00 $0.00 $0.00 $905,729.88 $0.00
A-3 5.10813% $0.00 $175,149.97 $0.00 $0.00 $0.00 $0.00 $175,149.97 $0.00
M-1 5.17813% $0.00 $96,827.72 $0.00 $0.00 $0.00 $0.00 $96,827.72 $0.00
M-2 5.19813% $0.00 $91,217.94 $0.00 $0.00 $0.00 $0.00 $91,217.94 $0.00
M-3 5.21813% $0.00 $54,044.32 $0.00 $0.00 $0.00 $0.00 $54,044.32 $0.00
M-4 5.31813% $0.00 $47,424.42 $0.00 $0.00 $0.00 $0.00 $47,424.42 $0.00
M-5 5.33813% $0.00 $46,071.92 $0.00 $0.00 $0.00 $0.00 $46,071.92 $0.00
M-6 5.41813% $0.00 $42,083.52 $0.00 $0.00 $0.00 $0.00 $42,083.52 $0.00
B-1 5.95813% $0.00 $44,564.33 $0.00 $0.00 $0.00 $0.00 $44,564.33 $0.00
B-2 6.00000% $0.00 $50,000.00 $0.00 $0.00 $0.00 $0.00 $50,000.00 $0.00
B-3 6.00000% $0.00 $32,140.00 $0.00 $0.00 $0.00 $0.00 $32,140.00 $0.00
B-4 6.00000% $0.00 $26,785.00 $0.00 $0.00 $0.00 $0.00 $26,785.00 $0.00
B-5 6.00000% $0.00 $35,710.00 $0.00 $0.00 $0.00 $0.00 $35,710.00 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00
B-4 $0.00 $0.00 $0.00 $0.00 $0.00
B-5 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 1,025,269.49
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 1,225,571.95
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 0.00 Servicer remittance 13,839,707.91
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 0.00
Deposit / Withdrawal : Net Swap Payments to swap provider 242,844.57 13,839,707.91
Deposit / Withdrawal : Trust Termination Payment to swap provider 0.00 Distributions (B):
Withdrawal : to pay Unpaid Interest on certificates 0.00 Trustee fee 2,067.07
Withdrawal : to pay principal on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 242,844.57
Withdrawal : to pay Upper Tier Carryforward Amounts 0.00 Total interest distributed 3,861,966.05
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 9,732,830.22
Withdrawal : to pay Swap provider Default Termination payment 0.00 13,839,707.91
Withdrawal : to CE, remaining amounts 0.00
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage (final) 19.517%
B) Ending collateral balance 698,978,084.81 Senior Enhancement Percentage for purposes of Stepdown 19.517%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Senior Enhancement Percentage for Trigger 19.249% 1) the earlier of a) March 2009 NO
F) Applicable % 41.600% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 8.008% 2) Date when Senior Enhancement % >= 38.2% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 714,239,486.23
J) Cumulative Loss % ( I / J) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.000% Ending Overcollateralization Amount 8,928,486.23
Specified Overcollateralization Amount 8,928,486.23
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
896,752.27
Event of Default
Relevant information:
1) As additional principal to certificates 0.00
A) Cumulatiave Loss % 0.00% 2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
B) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.00% 3) Basis Risk Payment to Excess Reserve Fund 0.00
NO
4) to Supp Interest Trust - Swap Term Payments 0.00
5) Remaining Amounts to CE 896,752.27
(B): 896,752.27
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
708,710,915.03
9,732,830.22
0.00
0.00
0.00
698,978,084.81
349,060.18
9,333,513.63
50,256.41
0.00
0.00
9,732,830.22
4,285,300.30
295,296.19
0.00
508.77
0.00
0.00
0.00
3,989,495.34
117,382.35
0.00
13,839,707.91
0.00
295,296.19
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,192
3,153
0.9857150000
7.25593%
6.75243%
12.28966%
0.00
0
0.00
0.00
0.00
0.00
4,453,410.59
22
0
0.00
GROUP:
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,122
691,955,658.09
692,227,540.63
31
7,022,426.72
7,029,724.53
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,122
691,955,658.09
692,227,540.63
31
7,022,426.72
7,029,724.53
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
348 21,261,995.07 3.04%
100K to 199.99K
1,229 187,759,780.71 26.86%
200K to 299.99K
914 226,077,510.90 32.34%
300K to 399.99K
431 147,803,958.11 21.15%
400K to 499.99K
148 65,937,769.57 9.43%
500K to 599.99K
53 28,814,056.31 4.12%
600K to 699.99K
16 10,451,455.87 1.50%
700K to 799.99K
11 8,099,047.41 1.16%
800K to 899.99K
1 836,635.34 0.12%
900K to 999.99K
2 1,935,875.52 0.28%
Total
3,153
698,978,084.81
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
10 2,416,981.06 0.35%
5.50% - 5.99%
175 49,799,068.48 7.12%
6.00% - 6.49%
406 101,266,077.48 14.49%
6.50% - 6.99%
693 169,697,502.64 24.28%
7.00% - 7.49%
503 116,374,041.87 16.65%
7.50% - 7.99%
558 122,681,464.91 17.55%
8.00% - 8.49%
280 55,644,162.58 7.96%
8.50% - 8.99%
250 50,397,192.67 7.21%
9.00% - 9.49%
103 17,467,640.95 2.50%
9.50% - 9.99%
74 7,452,892.68 1.07%
10.00% - 10.49%
26 1,855,740.22 0.27%
10.50% - 10.99%
32 1,894,674.25 0.27%
11.00% - 11.49%
22 1,025,334.31 0.15%
11.50% - 11.99%
13 522,567.73 0.07%
12.00% - 12.49%
7 445,676.73 0.06%
13.00% - 13.49%
1 37,066.25 0.01%
Total
3,153
698,978,084.81
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.25%
Count
Balance ($)
%
3.00% - 3.99%
3 288,434.73 0.05%
4.00% - 4.99%
1 202,865.62 0.04%
5.00% - 5.99%
1,353 330,454,326.70 59.77%
6.00% - 6.99%
839 204,110,142.91 36.92%
7.00% - 7.99%
84 17,513,550.03 3.17%
8.00% - 8.99%
1 265,232.51 0.05%
Total
2,281
552,834,552.50
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.06%
Count
Balance ($)
%
5.00% - 5.99%
170 48,800,589.19 8.83%
6.00% - 6.99%
795 205,815,871.89 37.23%
7.00% - 7.99%
823 192,361,197.05 34.80%
8.00% - 8.99%
402 87,830,208.52 15.89%
9.00% - 9.99%
82 16,886,632.55 3.05%
10.00% - 10.99%
8 1,008,540.64 0.18%
11.00% - 11.99%
1 131,512.66 0.02%
Total
2,281
552,834,552.50
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.22%
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
12.00% - 12.99%
174 49,431,117.29 8.94%
13.00% - 13.99%
793 205,421,457.44 37.16%
14.00% - 14.99%
824 192,720,846.57 34.86%
15.00% - 15.99%
400 87,389,127.79 15.81%
16.00% - 16.99%
81 16,731,950.11 3.03%
17.00% - 17.99%
8 1,008,540.64 0.18%
18.00% - 18.99%
1 131,512.66 0.02%
Total
2,281
552,834,552.50
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.21%
Count
Balance ($)
%
6
2,281 552,834,552.50 100.00%
Total
2,281
552,834,552.50
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,281 552,834,552.50 100.00%
Total
2,281
552,834,552.50
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
2,281 552,834,552.50 100.00%
Total
2,281
552,834,552.50
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
125 33,244,091.24 4.76%
3 Units
24 7,380,683.03 1.06%
4 Units
34 12,419,054.13 1.78%
Condominium
232 53,114,203.85 7.60%
High Rise Condo
7 1,414,990.94 0.20%
Low Rise Condo
43 4,910,131.96 0.70%
Planned Unit Development
461 100,061,970.25 14.32%
Single Family
2,226 486,334,468.13 69.58%
Townhouse
1 98,491.28 0.01%
Total
3,153
698,978,084.81
100.00%
Property Type
Type
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
1,846 415,734,385.54 59.48%
2006
1,307 283,243,699.27 40.52%
Total
3,153
698,978,084.81
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
0.0 - 9.9
1 62,638.85 0.01%
10.0 - 19.9
19 997,497.41 0.14%
20.0 - 29.9
174 9,529,619.42 1.36%
30.0 - 39.9
65 9,688,584.64 1.39%
40.0 - 49.9
127 22,420,550.56 3.21%
50.0 - 59.9
341 66,622,230.47 9.53%
60.0 - 69.9
444 106,454,433.32 15.23%
70.0 - 79.9
440 103,772,752.21 14.85%
80.0 - 89.9
1,287 320,615,492.07 45.87%
90.0 - 99.9
249 57,420,344.23 8.21%
100.0 - 100.0
6 1,393,941.63 0.20%
Total
3,153
698,978,084.81
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 73
Count
Balance ($)
%
97 - 120
1 54,005.82 0.01%
169 - 192
54 6,576,808.95 0.94%
217 - 240
24 2,661,401.44 0.38%
289 - 312
4 725,720.85 0.10%
337 - 360
1,950 408,021,426.56 58.37%
457 - 480
1,120 280,938,721.19 40.19%
Total
3,153
698,978,084.81
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 401
Count
Balance ($)
%
97 - 120
1 54,005.82 0.01%
169 - 192
54 6,576,808.95 0.94%
217 - 240
24 2,661,401.44 0.38%
289 - 312
4 725,720.85 0.10%
337 - 360
3,070 688,960,147.75 98.57%
Total
3,153
698,978,084.81
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 353
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 54,005.82 0.01%
169 - 192
54 6,576,808.95 0.94%
217 - 240
24 2,661,401.44 0.38%
289 - 312
4 725,720.85 0.10%
337 - 360
1,950 408,021,426.56 58.37%
457 - 480
1,120 280,938,721.19 40.19%
Total
3,153
698,978,084.81
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 406
Count
Balance ($)
%
97 - 120
1 54,005.82 0.01%
169 - 192
54 6,576,808.95 0.94%
217 - 240
24 2,661,401.44 0.38%
289 - 312
4 725,720.85 0.10%
337 - 360
3,070 688,960,147.75 98.57%
Total
3,153
698,978,084.81
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
3 318,986.18 0.05%
ALASKA
4 732,069.25 0.10%
ARIZONA
248 46,149,767.52 6.60%
ARKANSAS
13 1,415,653.37 0.20%
CALIFORNIA
958 280,097,725.98 40.07%
COLORADO
47 9,099,642.60 1.30%
CONNECTICUT
24 4,683,948.27 0.67%
DELAWARE
5 1,019,975.61 0.15%
DISTRICT OF COLUMBIA
9 2,487,185.88 0.36%
FLORIDA
554 98,850,029.60 14.14%
GEORGIA
38 6,056,876.14 0.87%
HAWAII
70 20,266,610.66 2.90%
IDAHO
12 1,732,382.63 0.25%
ILLINOIS
96 19,210,981.12 2.75%
INDIANA
5 505,492.23 0.07%
IOWA
2 197,984.73 0.03%
KANSAS
7 965,604.62 0.14%
KENTUCKY
7 923,808.79 0.13%
LOUISIANA
8 816,879.75 0.12%
MAINE
15 2,369,652.94 0.34%
MARYLAND
73 15,150,294.08 2.17%
MASSACHUSETTS
61 13,692,510.31 1.96%
MICHIGAN
38 5,563,615.63 0.80%
MINNESOTA
67 11,975,975.86 1.71%
MISSISSIPPI
10 1,218,237.30 0.17%
MISSOURI
13 1,964,409.51 0.28%
MONTANA
11 1,463,110.19 0.21%
NEBRASKA
2 192,447.93 0.03%
NEVADA
101 19,831,936.49 2.84%
NEW HAMPSHIRE
16 3,046,848.03 0.44%
NEW JERSEY
83 18,048,951.91 2.58%
NEW MEXICO
4 972,017.25 0.14%
NEW YORK
136 38,433,096.67 5.50%
NORTH CAROLINA
4 483,352.82 0.07%
NORTH DAKOTA
2 146,321.09 0.02%
OHIO
17 2,372,767.24 0.34%
OKLAHOMA
3 246,554.05 0.04%
OREGON
54 8,815,835.59 1.26%
PENNSYLVANIA
37 6,366,441.59 0.91%
RHODE ISLAND
15 2,805,349.93 0.40%
SOUTH CAROLINA
3 365,961.09 0.05%
TENNESSEE
30 3,765,911.71 0.54%
TEXAS
120 15,873,472.60 2.27%
UTAH
14 2,768,528.22 0.40%
VERMONT
1 114,545.95 0.02%
VIRGINIA
54 13,570,874.44 1.94%
WASHINGTON
44 9,775,171.74 1.40%
WEST VIRGINIA
1 152,655.87 0.02%
WISCONSIN
13 1,738,982.00 0.25%
WYOMING
1 160,649.85 0.02%
Total
3,153
698,978,084.81
100.00%
Geographic Distribution by State
State
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
5
10
15
20
25
30
35
40
45
CALIFORNIA
FLORIDA
ARIZONA
NEW YORK
HAWAII
NEVADA
ILLINOIS
NEW JERSEY
TEXAS
MARYLAND
MASSACHUSETTS
VIRGINIA
MINNESOTA
WASHINGTON
COLORADO
OREGON
PENNSYLVANIA
GEORGIA
MICHIGAN
CONNECTICUT
TENNESSEE
NEW HAMPSHIRE
RHODE ISLAND
UTAH
DISTRICT OF
COLUMBIA
OHIO
MAINE
MISSOURI
WISCONSIN
IDAHO
MONTANA
ARKANSAS
MISSISSIPPI
DELAWARE
NEW MEXICO
KANSAS
KENTUCKY
LOUISIANA
ALASKA
INDIANA
NORTH CAROLINA
SOUTH CAROLINA
ALABAMA
OKLAHOMA
IOWA
NEBRASKA
WYOMING
WEST VIRGINIA
NORTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 1
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
March 2006
April 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 600,257.88 31 7,022,426.72
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
Group 1
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
4/
1/
20
06
Balance ($)
30 - 59 days
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
14.79%
9,383,770.04
14.79%
9,383,770.04
Life CPR
Percentage
Amount ($)
11.64% 11.64%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
3/
1/
20
06
4/
1/
20
06
Group 1
Total
Amount ($)
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
39 9,357,345.40 9,333,513.63 0.00 708,710,915.03
1.32%
98.68%
1
Prepayment 1.32%
Liquidation 0.00%
Beginning Balance 98.68%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15561285 170,400.00 169,859.63 169,767.12 0.00 0.00 0.00 Voluntary PIF 03/24/2006 92.51 9.250%
0.000%
15561343 195,000.00 194,078.09 193,921.16 0.00 0.00 0.00 Voluntary PIF 03/07/2006 156.93 7.276%
0.000%
15562333 499,950.00 497,574.33 497,169.97 0.00 0.00 0.00 Voluntary PIF 03/30/2006 404.36 7.250%
0.000%
15562424 338,012.00 338,012.00 338,012.00 0.00 0.00 0.00 Voluntary PIF 03/20/2006 0.00 6.875%
0.000%
15562978 250,000.00 248,660.63 248,388.95 0.00 0.00 0.00 Voluntary PIF 03/03/2006 271.68 5.663%
0.000%
15565112 143,000.00 142,999.97 142,999.97 0.00 0.00 0.00 Voluntary PIF 03/01/2006 0.00 5.925%
0.000%
15566003 170,000.00 169,948.30 169,948.30 0.00 0.00 0.00 Voluntary PIF 03/10/2006 0.00 7.300%
0.000%
15567225 376,000.00 376,000.00 376,000.00 0.00 0.00 0.00 Voluntary PIF 03/01/2006 0.00 6.900%
0.000%
15568306 285,500.00 285,048.66 284,934.20 0.00 0.00 0.00 Voluntary PIF 03/10/2006 114.46 6.900%
0.000%
15568330 350,000.00 349,416.12 349,218.58 0.00 0.00 0.00 Voluntary PIF 03/15/2006 197.54 8.950%
0.000%
15568405 75,100.00 75,100.00 75,100.00 0.00 0.00 0.00 Voluntary PIF 03/02/2006 0.00 6.000%
0.000%
15569270 308,407.00 308,189.11 308,133.53 0.00 0.00 0.00 Voluntary PIF 03/08/2006 55.58 9.675%
0.000%
15570492 242,250.00 241,552.47 241,375.28 0.00 0.00 0.00 Voluntary PIF 03/30/2006 177.19 7.700%
0.000%
15571102 191,000.00 191,000.00 191,000.00 0.00 0.00 0.00 Voluntary PIF 03/13/2006 0.00 5.880%
0.000%
15572530 320,000.00 319,655.46 319,567.84 0.00 0.00 0.00 Voluntary PIF 03/31/2006 87.62 8.250%
0.000%
15572944 200,000.00 199,618.66 199,489.79 0.00 0.00 0.00 Voluntary PIF 03/17/2006 128.87 8.300%
0.000%
15573348 152,400.00 152,295.59 152,260.27 0.00 0.00 0.00 Voluntary PIF 03/21/2006 35.32 8.800%
0.000%
15573520 206,500.00 205,718.68 205,585.26 0.00 0.00 0.00 Voluntary PIF 03/20/2006 133.42 8.390%
0.000%
15573819 113,750.00 113,382.28 113,307.21 0.00 0.00 0.00 Voluntary PIF 03/02/2006 75.07 8.250%
0.000%
15593874 169,000.00 167,878.77 167,696.95 0.00 0.00 0.00 Voluntary PIF 03/20/2006 181.82 5.750%
0.000%
15594518 399,200.00 397,108.52 396,753.05 0.00 0.00 0.00 Voluntary PIF 03/24/2006 355.47 6.750%
0.000%
15595796 305,500.00 305,233.03 305,142.85 0.00 0.00 0.00 Voluntary PIF 03/01/2006 90.18 7.965%
0.000%
15597891 259,000.00 258,628.78 258,534.57 0.00 0.00 0.00 Voluntary PIF 03/06/2006 94.21 7.250%
0.000%
15598154 412,000.00 411,494.99 411,366.68 0.00 0.00 0.00 Voluntary PIF 03/02/2006 128.31 7.800%
0.000%
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15600406 198,000.00 197,775.51 197,699.80 0.00 0.00 0.00 Voluntary PIF 03/03/2006 75.71 7.050%
0.000%
15601388 161,250.00 161,042.79 160,972.96 0.00 0.00 0.00 Voluntary PIF 03/31/2006 69.83 6.600%
0.000%
15602675 205,000.00 204,738.40 204,650.24 0.00 0.00 0.00 Voluntary PIF 03/20/2006 88.16 6.625%
0.000%
15603244 248,000.00 247,813.92 247,751.01 0.00 0.00 0.00 Voluntary PIF 03/21/2006 62.91 8.490%
0.000%
15604002 160,000.00 159,999.98 159,999.98 0.00 0.00 0.00 Voluntary PIF 03/06/2006 0.00 6.175%
0.000%
15604358 49,303.40 49,250.05 49,231.94 0.00 0.00 0.00 Voluntary PIF 03/27/2006 18.11 10.990%
0.000%
15605884 281,250.00 281,102.68 281,052.78 0.00 0.00 0.00 Voluntary PIF 03/06/2006 49.90 9.700%
0.000%
15608615 247,200.00 246,933.19 246,874.37 0.00 0.00 0.00 Voluntary PIF 03/01/2006 58.82 8.750%
0.000%
15609829 252,000.00 250,957.96 250,780.24 0.00 0.00 0.00 Voluntary PIF 03/28/2006 177.72 7.950%
0.000%
15609969 175,500.00 174,733.26 174,602.59 0.00 0.00 0.00 Voluntary PIF 03/07/2006 130.67 7.675%
0.000%
15610090 256,500.00 256,500.00 256,500.00 0.00 0.00 0.00 Voluntary PIF 03/22/2006 0.00 7.250%
0.000%
15610405 171,000.00 170,013.59 169,846.20 0.00 0.00 0.00 Voluntary PIF 03/16/2006 167.39 6.250%
0.000%
15614068 223,873.00 223,584.36 223,486.51 0.00 0.00 0.00 Voluntary PIF 03/15/2006 97.85 10.175%
0.000%
15640527 154,000.00 152,198.00 151,891.51 0.00 0.00 0.00 Voluntary PIF 03/09/2006 306.49 6.990%
0.000%
15640535 442,500.00 442,499.97 442,499.97 0.00 0.00 0.00 Voluntary PIF 03/14/2006 0.00 7.550%
0.000%
Total:
39
9,357,345.40
9,337,597.73
4,084.10
9,333,513.63
0.00
0.00
0.00
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
04/20/2006 4:14 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
04/20/2006 4:14 pm